Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of acquired intangible assets and land use right	$ 65,204	$ 67,233	$ 109,422
Finite-Lived Intangible Assets
Amortization of acquired intangible assets and land use right	$ 56,151	$ 58,626	$ 102,465